Note 20 - Other Operating (Loss) Income	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
20.	Other operating (loss)/ income

During the year ended
December
31,
2016
the Company wrote-off
$3,137
of accrued liabilities of vessels sold from
2006
to
2008,
mainly relating to
$2,043
of unearned revenue and
$1.094
of related brokerage commissions, as the time frame for the Company’s counterparties to claim these amounts had expired.

During the year ended
December
31,
2015
the Company wrote-off
$737
of accounts receivable estimated to be not collectable relating to vessels sold in
2008.
This expense was offset by a non-recurring gain of
$264
resulting from the write-off of a provisional operating expense the Company formed in
2010
to cover potential claims relating to a vessel sold in
2009
that as of
December
31,
2015
was no longer required, as the time frame for the Company’s counterparty to claim these operating expenses had expired. It was also offset by the write-off of
$199
that related to voyage expenses of sold vessels.

During
2014
the Company realized a non-recurring gain of
$361
from a favorable settlement of vessel sale commissions relating to the sale of M/T Ioannis P. and M/V Pepito in
November
2011
and
December
2011,
respectively and another non-recurring gain of
$500
from a termination fee the Company charged Emirates Ship Investment Company (ESHIPS) LLC for the termination of the time charter of M/T Stenaweco Energy.